Deferred Taxation - Major Deferred Tax (Assets) Liabilities Recognized and Movement (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		¥ 61,170		¥ 61,450
Charge (credit) to profit or loss		(15,203)	$ (2,211)	1,102	¥ (7,876)
Attributable to change in tax rate				(1,382)
Ending balance		45,967	6,686	61,170	61,450
Unrealized profit in inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(355)		(537)
Charge (credit) to profit or loss		(31)		182
Ending balance		(386)	(56)	(355)	(537)
Undistributed profits of PRC subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		53,355		53,355
Ending balance		53,355	7,760	53,355	53,355
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(1,275)		(1,395)
Charge (credit) to profit or loss		119		120
Ending balance		(1,156)	(168)	(1,275)	(1,395)
Fair value adjustment on trade names [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		4,250		4,250
Ending balance		4,250	618	4,250	4,250
Fair value adjustments on acquisition of Zhengxing Wheel other than trade names [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		18,718		19,418
Charge (credit) to profit or loss		(558)		(559)
Attributable to change in tax rate				(141)
Ending balance		18,160	2,641	18,718	19,418
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(22,333)		(23,286)
Charge (credit) to profit or loss		(14,860)		953
Ending balance		(37,193)	(5,409)	(22,333)	(23,286)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	[1]	8,810		9,645
Charge (credit) to profit or loss	[1]	127		406
Attributable to change in tax rate	[1]			(1,241)
Ending balance	[1]	¥ 8,937	$ 1,300	¥ 8,810	¥ 9,645

[1]	Others include impairment loss on property, plant and equipment, and interest expense capitalized in construction in progress.